3. INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 3. INTANGIBLE ASSETS

Intangible assets were acquired from the acquisition by the Company’s wholly owned subsidiary, Random Source, and its subsidiaries, Hinson Office Supply and Superwarehouse consisted of the following:

	September 30, 2012	December 31, 2011

Customer lists	$991,265	$991,265
Accumulated amortization	(377,334)	(129,518)
Intangible assets, net	$613,931	$861,747

Customer lists for Hinson Office Supply, are being amortized on a straight-line basis over the estimated useful life of three years. Customer lists for Superwarehouse are amortized over the estimated useful life of three years. The Company assesses fair market value for any impairment to the carrying values.  As of September 30, 2012 and December 31, 2011 management concluded that there was no impairment to the acquired assets.

The weighted average amortization period on total is approximately 2.50 years. Amortization expense for the nine months ended September 30, 2012 and 2011 was $247,816 and $46,914, respectively.

Future amortization of intangible assets, net is as follows:

2012	$247,817
2013	330,422
2014	35,692
Total	$613,931

NOTE 4 – INTANGIBLE ASSETS

Intangible assets which were acquired from the acquisition by the Company of Lamfis and SWH consist of the following (see Note 2):

December 31, 2011

Customer lists	$991,265
Accumulated amortization	(129,518)
Intangible assets, net	$861,747

Customer lists for its subsidiary, Lamfis, are being amortized on a straight-line basis over the estimated useful life of three years. Customer lists related to the acquisition of the business of SWH Inc. and SWH GOV, are amortized over the estimated useful life of three years. The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2011 management concluded that there was no impairment to the acquired assets.

The weighted average amortization period on total is approximately 2.50 years. Amortization expense for the year ended December 31, 2011 was $129,518.

Future amortization of intangible assets, net is as follows:
2012	$330,422
2013	330,422
2014	200,903
Total	$861,747